Document and Entity Information	0 Months Ended
Apr. 24, 2015
Risk/Return:
Document Type	497
Document Period End Date	Apr. 24, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr. 24, 2015
Document Effective Date	Apr. 24, 2015
Prospectus Date	May 01, 2014
ISI Prospectus | Royce Micro-Cap Opportunity Fund | Investment Class
Risk/Return:
Trading Symbol	ROSFX
ISI Prospectus | Royce Micro-Cap Opportunity Fund | Service Class
Risk/Return:
Trading Symbol	ROSSX